Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 6,266	$ 6,940		$ 4,077
Charged to costs and expenses					2,863
Deductions-describe	[1]	3,876	674
Balance at end of period		2,390	6,266		6,940
Allowance for uncollectible notes receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		437	585		1,486
Charged to costs and expenses					0
Deductions-describe	[1]	210	148		901
Balance at end of period		227	437		585
Inventory valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		134,862	130,584		119,189
Charged to costs and expenses		9,099	4,160		13,365
Charged to other accounts-describe		0	118	[2]	1,400	[2]
Deductions-describe		0			3,370	[3]
Balance at end of period		$ 143,961	$ 134,862		$ 130,584

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserve policy to acquired inventories.
[3]	Divestitures.